Cash and cash equivalents -Summary of Cash and Cash Equivalents (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Text Block [Abstract]
Cash And Cash Equivalents	€ 98,628,871	€ 20,326,372	€ 5,385,333	€ 4,795,135